Income taxes (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Profit (loss) before tax	R$ 2,789,818	R$ 2,485,560	R$ 1,909,613
Brazilian statutory rate	34.00%	34.00%	34.00%
Tax expense at the statutory rate	R$ (948,538)	R$ (845,090)	R$ (649,268)
Tax Expense Income of Entities Exempt from Taxation	322,802	313,343	227,842
Tax effect of research and development tax benefit	132,478	44,815	54,195
Effect Of Increase In Social Contribution Rate On Deferred Tax Balances recognized in profit or loss	50,897	0	0
Tax Effect of Interest on Capital	33,660	25,294	0
Tax effect of impairment of goodwill	8,777	0	0
Tax effect of other tax incentives	8,686	13,232	8,121
Recognition of deferred income tax unrecognized in previous periods	8,077	18,779	23,057
Tax effect of Gains (Losses) On Equity Securities At Fair Value Through Profit or Loss	0	0	10,395
Use of previously unrecognized tax losses	0	0	(752)
Tax effect of equity pickup on associates	(835)	136	(1,421)
Tax effect of Unrecognized deferred income tax in the period	(17,461)	(34,691)	(15,779)
Tax effect of other permanent differences	(11,302)	(758)	(12,887)
Tax expense (income)	R$ (412,759)	R$ (464,940)	R$ (354,993)
Average effective tax rate	15.00%	19.00%	19.00%
Current tax expense (income)	R$ (566,138)	R$ (485,025)	R$ (323,421)
Deferred tax expense (income)	153,379	20,085	(31,572)
Adjustments for deferred tax expense	(148,483)	R$ (38,498)	R$ 24,585
Tax Effect Of Research And Development Tax Credit Prior Period Adjustment	R$ 39,369